Filed with the Securities and Exchange Commission on July 15, 2004

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. _____	☐

Post-Effective Amendment No. _149_	☒
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 151	☒

(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-5340

Eric M. Banhazl
Advisors Series Trust
2020 E. Financial Way, Suite 100
Glendora, California 91741
(Name and Address of Agent for Service)

Copies to:

Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
San Francisco, California 94105

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

_____	immediately upon filing pursuant to paragraph (b)
_____	on ______________ pursuant to paragraph (b)
_____	60 days after filing pursuant to paragraph (a)(1)
_____	on ______________ pursuant to paragraph (a)(1)
__X__	75 days after filing pursuant to paragraph (a)(2)
on ______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Subject to Completion, Dated, July 15, 2004
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS

MIDANEK/PAK ULTRASHORT DURATION FUND

__________, 2004

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Midanek/Pak Ultrashort Duration Fund

A series of Advisors Series Trust

The Midanek/Pak Ultrashort Duration Fund is a mutual fund that seeks to provide a high level of current income, consistent with low volatility of principal.

Midanek/Pak Advisors, LLC (the “Advisor”) is the investment advisor to the Fund.

Table of Contents

AN OVERVIEW OF THE FUND	2
PERFORMANCE	4
FEES AND EXPENSES	4
EXAMPLE	4
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES	5
PRINCIPAL RISKS OF INVESTING IN THE FUND	6
MANAGEMENT OF THE FUND	7
YOUR ACCOUNT WITH THE FUND	9
DIVIDENDS AND DISTRIBUTIONS	16
TAX CONSEQUENCES	16
FINANCIAL HIGHLIGHTS	16
PRIVACY NOTICE	17

This Prospectus sets forth basic information about the Midanek/Pak Ultrashort Duration Fund (the “Fund”) that you should know before investing. It should be read and retained for future reference.

The date of this Prospectus is _______________, 2004

AN OVERVIEW OF THE FUND

What is the Fund’s Investment Objective?	The Fund seeks maximum total return consistent with preservation of capital.

What are the Fund’s Principal Investment Strategies?
The Fund invests, under normal circumstances, at least 50% of its total assets in U.S. Government Securities, its agencies or instrumentalities, including securities representing an interest in or collateralized by adjustable rate and fixed rate mortgage loans (“Mortgage-Backed Securities”) issued by agencies such as Fannie Mae or Government National Mortgage Association (“GNMA”), and in repurchase agreements collateralized by U.S. Government Securities. The remainder of the Fund’s assets (up to 50%) may be invested in other non-government securities with a minimum credit rating of AAA or equivalent.

The Advisor considers the “effective duration” of the Fund’s entire portfolio when selecting securities. The Fund’s “effective duration” is a measure of a security’s price volatility or the risk associated with such change.

What are the Principal Risks of Investing in the Fund?
There is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

  When interest rates go up, fixed income securities held by the Fund will decline in value.
  Short duration U.S. government securities may underperform the fixed income market.
  Securities issued by U.S. government agencies may not be backed by the U.S. Treasury and may be backed solely by the agency’s ability to borrow or by the credit of the issuing agency.
  An issuer or guarantor of fixed-income securities held by the Fund may default on its obligation to pay interest and repay principal.
  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who may want to Invest in the Fund?
The Fund may be appropriate for investors who:
  Seek current income or stability of principal
  Want to add a current income or stability of principal investment to diversify their equity investment portfolio
  Are pursuing a short-term goal

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PERFORMANCE

Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees[1] (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Redemption fee (as a percentage of amount redeemed)[1]	None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.50%
Distribution (12b-1) Fees	None
Other Expenses [2]	0.05%

Total Annual Fund Operating Expenses	0.55%
Less: Expense waiver/reimbursement[3]	-0.00%

Net Expenses	0.55%

1     The Fund’s authorized intermediary charges a $15 fee for wire redemptions.
2     These expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on estimated amounts for the Fund’s current fiscal year.
3     The Fund’s investment advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses do not exceed 0.55% of average net assets of the Fund. This contract’s term is indefinite and may be terminated only by the Board of Trustees. Under limited conditions, the Fund may reimburse the investment advisor in future years for fees waived or expenses paid.

EXAMPLE

This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same.

Please note that the one-year figure below is based on the Fund’s net expenses resulting from the expense limitation agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$56	$176

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the Fund is to seek maximum total return consistent with preservation of capital.

Principal Strategy

The Midanek/Pak Advisors Ultrashort Duration Fund invests primarily (at least 50% of its net assets) in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities issued by agencies such as Fannie Mae or the Government National Mortgage Association (GNMA). In selecting investments for the Fund, the Advisor chooses U.S. government obligations that are attractively priced relative to the market or to similar instruments. In addition, the Advisor considers the “effective duration” of the Fund’s entire portfolio when selecting securities. Effective duration is a measure of a security’s price volatility or the risk associated with changes in interest rates. Although the Advisor manages interest rate risk by maintaining an effective duration that is comparable to or less than that of one-year U.S. Treasury bills, the Fund may invest in securities with any maturity of duration. In any event, the Fund is expected to maintain an average duration of one year or less, and a dollar-weighted average portfolio maturity of no more than three years.

The Fund may invest in Mortgage Backed Securities. Mortgage backed securities represent direct or indirect participation in or are collateralized by and payable from mortgage loans secured by real property. Mortgage Backed Securities may include multiple class securities including collateralized mortgage obligations (“CMO”). The Fund may invest in commercial Mortgage Backed Securities (“CMBS”). CMBS are a means for investors to participate in the ownership of commercial mortgages. CMBS are securitizations of mortgage loans backed by commercial real estate. Loans that serve as CMBS collateral are secured by commercial real estate such as apartment buildings, shopping or strip malls, office buildings, hotels, warehouse/industrial buildings, etc.

The Fund may invest in Asset Backed Securities.  Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property.

Portfolio Turnover

The Fund’s annual portfolio turnover rate indicates changes in its portfolio investments. The Advisor will sell a security when appropriate and consistent with the Fund’s investment objectives and policies regardless of the effect on the Fund’s portfolio turnover rate.

Please note that buying and selling securities generally involves some expense to the Fund, such as broker commissions and other transaction costs, and a high turnover rate in any year will result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.

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The Fund cannot accurately predict its future annual portfolio turnover rate. Securities may be replaced as they mature; however, the Fund expects that the actual trading turnover will be low. It may vary substantially from year to year since portfolio adjustments are made when conditions affecting relevant markets, particular industries or individual issues warrant such action. In addition, portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares.

Temporary or Cash Investments
Under normal market conditions, the Fund will stay fully invested according to its principal investment strategies as noted above. The Fund may, however, temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents and/or money market instruments in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective.

For longer periods of time, the Fund may hold a substantial cash position. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested. To the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks that may adversely affect the Fund’s net asset value or total return have previously been summarized under “An Overview of the Fund.”  These risks are discussed in more detail below.

Management Risk. Management risk means that your investment in the Fund varies with the effectiveness of the Advisor’s investment strategies and the Advisor’s research, analysis and selection of portfolio securities. If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

Market Risk. Market risk means that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.

Mortgage Backed Securities Risk. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Asset Backed Securities Risk. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying asset-backed securities can be expected to accelerate. A fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. Asset-backed securities present credit risks that are not presented by Mortgaged-Backed Securities.  This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets.  If the issuer of an asset-backed security defaults on its payment obligations, there is a possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund's recoveries on repossessed collateral may not be available to support payments on the securities.  In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the money it is owed.

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Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Fund’s performance.

U.S. Government Securities Risk.  The risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many U.S. Government Securities purchased by the Funds, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States.

MANAGEMENT OF THE FUND

Investment Advisor
Midanek/Pak Advisors, LLC, the Advisor, is the investment advisor to the Fund. The Advisor’s address is 1981 North Broadway, Suite 320, Walnut Creek, California, 94596. The Advisor has provided investment advisory services to institutional accounts since 2002.

The Advisor provides the Fund with advice on buying and selling securities. The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly, equal to 0.50% of the average daily net assets of the Fund.

Portfolio Managers
James I. Midanek and John D. Pak are responsible for the day-to-day management of the Fund’s portfolio.

James I. Midanek - Mr. Midanek has been a member of Midanek/Pak Advisors, LLC since June 2002. Prior to joining the Advisor, from 1998 to 2002, he was the Chief Investment Officer/Fixed Income at Turner Investment Partners.

John D. Pak - Mr. Pak has been a member of Midanek/Pak Advisors, LLC since June 2002. Prior to joining the Advisor, from 2000 to 2002, he was a Senior Portfolio Manager at Turner Investment Partners. From 1995 to 2000, Mr. Pak was the Trade Desk Manager at Tuttle Decision Systems, Inc. Mr. Pak was the portfolio manager for the Turner Ultra Short Duration Fixed Income Fund (currently the Constellation CIP Ultra Short Duration Fixed Income Fund) from January 15, 2000 through May 31, 2002. Mr. Pak had full discretionary authority over the selection of investments for, and was responsible for the day-to-day management of that fund.

Mr. Midanek’s and Mr. Pak's Prior Record

Mr. Midanek was the portfolio manager for the Turner Ultra Short Duration Fixed Income Fund (currently the Constellation CIP Ultra Short Duration Fixed Income Fund) from its inception, March 1, 1994 (then the Solon Ultra Short Duration Fixed Income Fund) through May 31, 2002. From January 15, 2000 to May 31, 2002, Mr. Pak was the co-portfolio manager for the Turner Ultra Short Duration Fixed Income Fund. The cumulative total return for the Fund from its inception through May 31, 2002 was 6.11%. At May 31, 2002, the Turner Ultra Short Duration Fixed Income Fund had $270 million in net assets. As portfolio manager of the Fund, Mr. Midanek had full discretionary authority over the selection of investments for, and was primarily responsible for the day-to-day management of that fund.

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The average annual total returns for the one-year and five-year periods ended March 31, 2002 and for the entire period during which Mr. Midanek managed that fund compared with the performance of the Merrill Lynch Three-Month U.S. Treasury Bill Index were:

	1 Year	5 Years	Since Inception (1)
Turner Ultra Short Duration Fixed Income Fund
Return Before Taxes	4.48%	5.92%	6.11%

Merrill Lynch Three-Month U.S. Treasury Bill Index (2)	2.82%	4.82%	5.06% (3)

1  The inception date of the Fund-Class I Shares is March 1, 1994.
2  The Merrill Lynch Three-Month U.S. Treasury Bill Index is an unmanaged index of Treasury securities that assumes reinvestment of all income.
3  The calculation date for the index with regard to the Class I Shares is March 31, 1994

Historical performance is not indicative of future performance. Although the Midanek/Pak Ultrashort Duration Fund and the Turner Ultra Short Duration Fixed Income Fund have substantially similar objectives, policies, and strategies, the Turner Ultra Short Duration Fixed Income Fund is a separate fund and its historical performance is not indicative of the future performance of the Midanek/Pak Ultrashort Duration Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

Fund Expenses
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed, however, to reduce its fees and/or pay expenses of the Fund to ensure that the total annual fund operating expenses (excluding interest and tax expenses) will not exceed 0.55% of the Fund’s average daily net assets. Any reduction in advisory fees or payment of expenses made by the Advisor may be reimbursed by the Fund in subsequent fiscal years if the Advisor so requests. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Trustees. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

8

YOUR ACCOUNT WITH THE FUND

Share Price
Shares of the Fund are sold at net asset value per share (NAV), which is determined by the Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (NYSE) is open for unrestricted business. However, the Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The NYSE is closed on weekends and most national holidays.

Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests. The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily.

The Fund’s investments are valued according to market value. When a market quote is not readily available, the security’s value is based on “fair value” as determined by procedures adopted by the Fund’s Board of Trustees.

Buying Fund Shares
To purchase shares of the Fund, you must invest at least the minimum amount.

Minimum Investments	To Open Your Account	To Add to Your Account
Regular Accounts	$2,000	$250
Retirement and Tax-Deferred Accounts	$100	$100

Shares of the Fund may be purchased by check or by wire transfer of funds through a bank or through one or more brokers authorized by the Fund to receive purchase orders. The Fund’s minimum initial investment (as well as subsequent additional investments) depends on the nature of the account as shown in the table above. For regular accounts, the Fund requires an initial investment of $2,000. For retirement and other non-taxable accounts (IRAs, SEP-IRAs, pension and profit sharing plans, etc.), the Fund requires an initial investment of $100. Minimum investment amounts may be made in any amount in excess of this amount and may be waived from time to time by the Fund.

Short-term or excessive trading into and out of the Fund may harm performance by disrupting management strategies and by increasing expenses. Accordingly, the Fund may reject your purchase order if in the Advisor’s opinion, you have a pattern of short-term or excessive trading, your trading has been or may be disruptive to the Fund, or rejection otherwise would be in the Fund’s best interest.

In compliance with the USA PATRIOT Act of 2001, please note that the Fund’s transfer agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you should provide your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Fund’s transfer agent at 1-***-***-**** if you need additional assistance when completing your application.

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If we do not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Timing and Nature of Requests
Your share price will be the next NAV calculated after the Transfer Agent or your financial intermediary receives your request in good order. Good order means that your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to the “Midanek/Pak Ultrashort Duration Fund.” All requests received in good order before 4:00 p.m. (Eastern time) will be processed on that same day. Requests received after 4:00 p.m. will receive the next business day’s NAV.

Methods of Buying

Through a broker-dealer or other financial intermediary
You can purchase shares of the Fund through any broker-dealer or other financial intermediary (sales agent) that has been authorized by the Fund. These sales agents are further authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. A purchase order is deemed received by the Fund when an authorized sales agent, or, if applicable, a sales agent’s authorized designee, receives the request in good order. Please keep in mind that a sales agent may charge additional fees for its services.

By mail
The Fund will not accept payment in cash, including cashier’s check or money orders, unless the cashier’s checks or money orders are in excess of $10,000. Also, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares.

To buy shares of the Fund, complete an account application form and send it together with your check for the amount you wish to invest in the Fund to the address below. To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Transfer Agent. If your check is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent.

	Regular Mail Midanek/Pak Ultrashort Duration Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Midanek/Pak Ultrashort Duration Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

10

By telephone
To make additional investments by telephone, you must check the appropriate box on your account application form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, call the Transfer Agent toll free at 1-***-***-**** and you will be allowed to move money from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing House (ACH) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

By wire
If you wish to open an account or to make additional investments by wire, call 1-***-***-**** to obtain a shareholder account number and instructions. You should then instruct your bank to wire transfer the intended amount in federal funds to:
U.S. Bank, National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit: Midanek/Pak Ultrashort Duration Fund
(your name or the title on the account)
(your account #)

Selling (Redeeming) Fund Shares

Through a broker-dealer or other financial intermediary
If you purchased your shares through a sales agent (e.g., broker-dealer or other financial intermediary), your redemption order must be placed through the same sales agent. The sales agent must receive your redemption order prior to 4:00 p.m. Eastern time for the redemption to be processed at the current day's NAV.  Orders received after 4:00 p.m. Eastern time will receive the next business day's NAV. Please keep in mind that your sales agent may charge additional fees for its services.

By mail
You can redeem shares purchased directly from the Fund by mail. Send your written redemption request to the Transfer Agent at the address below. Your request should be in good order and contain the Fund’s name, the name(s) on the account, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).

	Regular Mail Midanek/Pak Ultrashort Duration Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Midanek/Pak Ultrashort Duration Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

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A signature guarantee must be included if any of the following situations apply:
  You wish to redeem more than $100,000 worth of shares;
  The redemption is being mailed to a different address from the one on your account (record address); or
  The redemption is being made payable to someone other than the account owner.
  The redemption is being sent by federal wire transfer to a bank other than the bank of record of the account owner.
  A change of address request has been received by the transfer agent within the last 15 days.
Shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature(s) by an eligible institution acceptable to the Fund’s transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. A notary public cannot provide a signature guarantee.

By telephone
If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $500, by instructing the Fund by phone at 1-***-***-****. Unless noted on the initial application, a signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

Note: Neither the Fund nor its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

  that you correctly state the Fund account number
  the name in which your account is registered
  the social security or tax identification number under which the account is registered the address of the account holder, as stated in the account application form

By Wire
To redeem shares by wire, call the Fund at 1-***-***-**** and specify the amount of money you wish to be wired. Your bank may charge a fee to receive wired funds. The Transfer Agent charges a $15 outgoing wire fee.

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Payment of Redemption Proceeds
You may redeem the Fund’s shares at a price equal to the NAV next determined after the Fund’s transfer agent receives your redemption request in good order. Generally, your redemption request cannot be processed on days the NYSE is closed. All requests received in good order by the Fund before the close of the regular trading session of the NYSE (generally 4:00 p.m. Eastern time) will usually be wired to the bank you indicate or mailed on the following day to the address of record. In all cases, proceeds will be processed within seven calendar days and wired or mailed to you after the Fund receives your redemption request.

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days). Furthermore, there are certain times when you may be unable to sell the Fund shares or receive proceeds.
Specifically, we may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Fund’s shareholders.

Other Redemption Information

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).

Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of the Fund’s NAV, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s NAV in securities instead of cash. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Frequent Transactions

The Fund is intended for long-term investors. Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders. The Fund reserves the right to reject any purchase order, including from those persons believed by the Fund to be “market-timers.”

General Transaction Policies
Some of the following policies are mentioned above. In general, the Fund reserves the right to:
  Vary or waive any minimum investment requirement.
  Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason.

  Reject any purchase request for any reason. Generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading).
  Redeem all shares in your account if your balance falls below the Fund’s minimum initial investment requirement. If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.
  Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Fund.
  Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Fund by telephone, you may also mail the requests to the Fund at the address listed under “Methods of Buying.”

Your broker-dealer or other financial intermediary may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your broker-dealer or other financial intermediary for details.

SERVICE FEES – OTHER PAYMENTS TO THIRD PARTIES

The Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders. The Fund’s advisor may also pay cash compensation in the form of finder's fees that vary depending on the Fund and the dollar amount of the shares sold.

15

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared, accrued and paid monthly based upon the Fund’s net investment income (i.e., income other than net realized capital gains). Net realized capital gains, if any, may be declared and paid annually at the end of the Fund’s fiscal year in which they have been earned.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution. If you elect to have dividends and/or capital gains paid in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current net asset value and to reinvest all subsequent distributions.

TAX CONSEQUENCES

The Fund intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

FINANCIAL HIGHLIGHTS

Because the Fund has recently commenced operations, there are no financial highlights available at this time.

16

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

  Information we receive about you on applications or other forms;
  Information you give us orally; and/or
  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

THIS IS NOT A PART OF THE PROSPECTUS.

Investment Advisor
Midanek/Pak Advisors, LLC
1981 North Broadway, Suite 320
Walnut Creek, California 94596

Independent Auditors
Tait, Weller & Baker
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105

Custodian
U.S. Bank, National Association
425 Walnut Street
Cincinnati, Ohio 45202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

______________________________________________
MIDANEK/PAK ULTRASHORT DURATION FUND,
a series of Advisors Series Trust
www.MPAinvest.com

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information (SAI)
The SAI of the Fund provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquires about the Fund by calling the Fund (toll-free) at 1-***-***-**** or by writing to:

MIDANEK/PAK ULTRASHORT DURATION FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
www.MPAinvest.com

You can review and copy information including the Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You can obtain information on the operation of the Public Reference Room by calling (202) 942-8090. Reports and other information about the Fund are also available:

  Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov, or
  For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or
  For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

_______________________________________________
(The Trust’s SEC Investment Company Act file number is 811-07959)

Subject to Completion, Dated, July 15, 2004
The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Statement of Additional Information
__________, 2004

MIDANEK/PAK ULTRASHORT DURATION FUND
a series of the Advisor Series Trust

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Prospectus dated , 2004, as may be revised, of the Midanek/Pak Ultrashort Duration Fund (the “Fund”), a series of Advisors Series Trust (the “Trust”). Midanek/Pak Advisors, LLC (the “Advisor”), is the investment advisor to the Fund. A copy of the Fund’s Prospectus may be obtained by contacting the Fund at the address or telephone number below.

Midanek/Pak Ultrashort Duration Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Table of Contents

THE TRUST	2
INVESTMENT OBJECTIVE AND POLICIES	2
MANAGEMENT	10
PORTFOLIO TRANSACTIONS AND BROKERAGE	18
PORTFOLIO TURNOVER	20
PROXY VOTING POLICY	20
ANTI-MONEY LAUNDERING PROGRAM	21
DETERMINATION OF NET ASSET VALUE	21
PURCHASE AND REDEMPTION OF FUND SHARES	22
TAX MATTERS	23
DIVIDENDS AND DISTRIBUTIONS	25
PERFORMANCE INFORMATION	26
GENERAL INFORMATION	28
FINANCIAL STATEMENTS	29
APPENDIX “A”	30

B-1

THE TRUST

Advisors Series Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of numerous series of shares of beneficial interest, par value $0.01 per share. This SAI relates only to the Fund and not to any other series of the Trust.

The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is seeking maximum total return consistent with preservation of capital. The Fund is diversified. Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Then the Fund would be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified fund under applicable federal laws. There is no assurance that the Fund will achieve its objective. The discussion below supplements information contained in the Fund’s Prospectus as to investment policies of the Fund. Fund invests at least 50% in obligations either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The remainder of the Fund’s assets (up to 50%) may be invested in other non-government securities with minimum credit ratings of AAA or equivalent.

Mortgage-Backed Securities

The Fund will invest in mortgage-backed securities. These include Government National Mortgage Association (“GNMA”) certificates (are backed by the full faith and credit of the United States), Federal National Mortgage Association (“FNMA”) certificates and Federal Home Loan Mortgage Corporation (“FHLMC”) certificates (are not guaranteed by the full faith and credit of the U.S. Government). The Fund also may invest in securities issued or guaranteed by other U.S. Government agencies or instrumentalities, including: the Federal Farm Credit System (obligations supported only by the credit of the issuer, but do not give the issuer the right to borrow from the U.S. Treasury, and are not guaranteed by the U.S. Government); the Federal Home Loan Bank (obligations supported by the right of the issuer to borrow from the U.S. Treasury to meet its obligations but are not guaranteed by the U.S. Government); the Tennessee Valley Authority and the U.S. Postal Service (the obligations of each supported by the right of the issuer to borrow from the U.S. Treasury to meet it obligations); and the Farmers Home Administration and the Export-Import Bank (obligations backed by the full faith and credit of the United States). The Fund may invest in collateralized mortgage obligations (“CMOs”) with AAA credit rating and stripped mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities.

B-2

Each of the certificates described below is characterized by monthly payments to the security holder, reflecting the monthly payments made by the mortgagees of the underlying mortgage loans. The payments to the security holders (such as the Fund), like the payments on the underlying loans, generally represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as twenty to thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders frequently receive prepayments of principal, in addition to the principal, which is part of the regular monthly payments. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. Thus, in times of declining interest rates, some higher yielding mortgages might be repaid resulting in larger cash payments to the Fund, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities.

Interest rate fluctuations may significantly alter the average maturity of mortgage-backed securities by changing the rates at which homeowners refinance mortgages. When interest rates rise, prepayments often drop, which should increase the average maturity of the mortgage-backed security. Conversely, when interest rates fall, prepayments often rise, which should decrease the average maturity of the mortgage-backed security.

CMO- A CMO is a debt security issued by a corporation, trust or custodian, or by a U.S. government agency or instrumentality that is collateralized by a portfolio or pool of mortgages, mortgage-backed securities, U.S. government securities or corporate debt obligations. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of securities. CMOs are most often issued in two or more classes (each of which is a separate security) with varying maturities and stated rates of interest. Interest and principal payments from the underlying collateral (generally a pool of mortgages) are not necessarily passed directly through to the holders of the CMOs; these payments typically are used to pay interest on all CMO classes and to retire successive class maturities in a sequence. Thus, the issuance of CMO classes with varying maturities and interest rates may result in greater predictability of maturity with one class and less predictability of maturity with another class than a direct investment in a mortgage-backed pass-through security (such as a GNMA Certificate). Classes with shorter maturities typically have lower volatility and yield while those with longer maturities typically have higher volatility and yield. Thus, investments in CMOs provide greater or lesser control over the investment characteristics than mortgage pass-through securities and offer more defensive or aggressive investment alternatives.

GNMA Certificates. GNMA Certificates are mortgage-backed securities, which evidence an undivided interest in a pool of mortgage loans. In the case of GNMA Certificates, principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates that the Fund purchases are the “modified pass-through” type. “Modified pass-through” GNMA Certificates entitle the holder to receive a share of all interest and principal payments paid and owed on the mortgage pool net of fees paid to the “issuer” and GNMA, regardless of whether or not the mortgagor actually makes the payment.

B-3

GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration (“FHA”) or the Farmers’ Home Administration (“FMHA”), or guaranteed by the Department of Veterans Affairs (“VA”). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA also is empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

Life of GNMA Certificates. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before maturity of the mortgages in the pool. The Fund normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Rather, it will invest such payments in additional mortgage-backed securities of the types described above. Interest received by the Fund will, however, be distributed to shareholders. Foreclosures impose no risk to principal investment because of the GNMA guarantee. As prepayment rates of the individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates.

Yield Characteristics of GNMA Certificates. The coupon rate of interest on GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield that will be earned on GNMA Certificates. First, Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if the higher-yielding mortgages from the pool are prepaid, the yield on the remaining pool will be reduced.

FHLMC Securities. FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates (“PCs”) and guaranteed mortgage certificates (“GMCs”). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool.

FNMA Securities. FNMA issues guaranteed mortgage pass-through certificates (“FNMA Certificates”). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest on FNMA Certificates and the full return of principal.

B-4

Risk of foreclosure of the underlying mortgages is greater with FHLMC and FNMA securities because, unlike GNMA Certificates, FHLMC and FNMA securities are not guaranteed by the full faith and credit of the U.S. Government.

Asset-Backed Securities

Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

To Be Announced Securities (TBAs)

The Fund may invest in TBAs. In a “To Be Announced Securities” transaction, a seller agrees to deliver a security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, a Fund and the seller would agree upon the issuer, coupon rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it delivers mortgages that meet the specified terms. The Fund records the transaction when it agrees to buy the securities and continually reflects their value in determining the price of its Shares. These transactions may result in a form of leverage and increase a fund’s overall investment exposure.

Government Obligations

The Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

B-5

Illiquid Securities

The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund’s portfolio, under the supervision of the Trust’s Board of Trustees, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust’s Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

Lending Portfolio Securities

The Fund may lend its portfolio securities in an amount not exceeding 30% of its total assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to the Fund. Any one or more of the three types of collateral might secure any loan. The terms of the Fund's loans must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any serious matter and must meet certain tests under the Internal Revenue Code (the “Code”).

B-6

Borrowings

The Fund may borrow funds to meet redemptions, to increase its portfolio holdings of securities, or for other emergency purposes. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders as dividends will be reduced. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Borrowing by the Fund creates an opportunity for increased net income, but at the same time, creates special risk considerations. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund’s net income will be greater than if borrowing were not used.

Repurchase Agreements

The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed creditworthy, and only if fully collateralized by securities in which the Fund is permitted to invest. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase the instrument and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This procedure results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities. All repurchase agreements entered into by the Fund will be fully collateralized at all times during the period of the agreement in that the value of the underlying security will be at least equal to 102% of the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian will have possession of the collateral, which the Board believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been conclusively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Board believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Fund. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Fund’s restrictions on purchases of illiquid securities. Repurchase agreements are also subject to the risks described below with respect to stand-by commitments.

B-7

Reverse Repurchase Agreements

The Fund may borrow money by entering into transactions called reverse repurchase agreements. Under these arrangements, a Fund will sell portfolio securities to dealers in U.S. Government Securities or members of the Federal Reserve System, with an agreement to repurchase the security on an agreed date, price and interest payment. Reverse repurchase agreements involve the possible risk that the value of portfolio securities a Fund relinquishes may decline below the price a Fund must pay when the transaction closes. Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of a Fund’s outstanding shares.

When the Fund enters into a reverse repurchase agreement, it places in a separate custodial account either liquid assets or other high-grade debt securities that have a value equal to or greater than the repurchase price. The account is then continuously monitored by the Advisor to make sure that an appropriate value is maintained. Reverse repurchase agreements are considered to be borrowing.

Short-Term Investments

The Fund may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may hold certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

B-8

In addition to buying certificates of deposit and bankers’ acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Investment Company Securities

The Fund may invest in shares of other investment companies. The Fund may invest in money market mutual funds in connection with its management of daily cash positions. The Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, or its affiliated persons, as a whole. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

Investment Restrictions

The Fund has adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Fund may not:

1.	Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it may not make investments while borrowings in excess of 5% of the value of its total assets are outstanding, provided that such borrowings may be made only to the extent that the value of the Fund’s and/or the Fund’s total assets, as the case may be, less its liabilities other than borrowings (including borrowings pursuant to item (a) or otherwise), is equal at all times to at least 300% of all borrowings (including the proposed borrowing);

2.	Make short sales of securities or maintain a short position, except that fund may engage in To Be Announced (“TBA”) transactions;

3.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

4.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

5.	Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities);

6.	Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell stock index futures contracts;

7.	Make loans (except for investments in debt securities consistent with the investment policies of the Fund and in repurchase agreements; except that the Fund may make loans of portfolio securities);

8.	Make investments for the purpose of exercising control or management.

The Fund observes the following restrictions as a matter of operating, but not fundamental, policy. Except as noted below, the Fund may not:

1.	Purchase more than 3% of any other investment company’s voting securities or make any other investment in other investment companies except as permitted by federal and state law; or

2.	Invest more than 15% of its net assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities issued under Rule 144A which are determined by the Board of Trustees to be liquid).

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation.  If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the “Board”). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objectives, strategies, and policies and to general supervision by the Board.

B-10

The Trustees and officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are listed in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held

Independent Trustees
Walter E. Auch* (born 1921) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since February 1997.	Management Consultant.	1	Director, Nicholas-Applegate Funds, Citigroup Funds, Pimco Advisors LLP, Senele Group and UBS Management.

Donald E. O’Connor* (born 1936) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since February 1997.	Financial Consultant; formerly Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	1	Independent Director, The Forward Funds.

George T. Wofford III* (born 1939) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since February 1997.	Senior Vice President, Information Services, Federal Home Loan Bank of San Francisco.	1	None.

B-11

Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held

James Clayburn LaForce* (born 1928) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since May 2002.	Dean Emeritus, John E. Anderson Graduate School of Management, University of California, Los Angeles.	1	Director, The Payden & Rygel Investment Group, The Metzler/Payden Investment Group, BlackRock Funds, Arena Pharmaceuticals, Cancervax.

George J. Rebhan* (born 1934) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) from 1985 to 1993.	1	Trustee, E*TRADE Funds.

Interested Trustee of the Trust

Eric M. Banhazl** (born 1957) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since February 1997.	Senior Vice President, U.S. Bancorp Fund Services, LLC since July 2001; Treasurer, Guinness Atkinson Funds; formerly, Executive Vice President, Investment Company Administration, LLC; (“ICA”) (mutual fund administrator and the Fund’s former administrator).	1	None.

Officers of the Trust

Eric M. Banhazl (see above)	President (Interested Trustee – see above.)	Indefinite term since February 1997.	See Above.	1	See Above.

B-12

Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held

Douglas G. Hess (born 1967) 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite term since une 2003.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since March 1997.	1	None.

Rodney A. DeWalt (born 1967) 615 East Michigan St. Milwaukee, WI 53202	Secretary	Indefinite term since December 2003.	Legal and Compliance Administrator, U.S. Bancorp Fund Services, LLC since January 2003. Thrivent Financial for Lutherans from 2000 to 2003, Attorney Private Practice 1997 to 2000.	1	None.

*	Denotes those Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act.

**	Denotes Trustee who is an “interested person” of the Trust under the 1940 Act. Mr. Banhazl is an interested person of the Trust by virtue of his position as President of the Trust. He is also an officer of U.S. Bancorp Fund Services, LLC, the administrator for the Fund.

***	The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

Compensation

During the past fiscal year, each Independent Trustee received $18,000 per year in fees, plus $500 for each special meeting attended and is reimbursed for expenses. In an effort to meet the industry’s best practice standard, the Board recently reviewed trustee compensation. Effective April 1, 2004, the independent trustees receive an annual trustee fee of $28,000 per year with no additional fee for special meetings. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

Name of Person/Position	Aggregate Compensation From the Trust[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust Paid to Trustees[2]

Independent Trustees
Walter E. Auch, Trustee	$18,000	None	None	$18,000

B-13

Name of Person/Position	Aggregate Compensation From the Trust[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust Paid to Trustees[2]

Donald E. O’Connor, Trustee	$18,000	None	None	$18,000

George T. Wofford III, Trustee	$18,000	None	None	$18,000

James Clayburn LaForce, Trustee	$18,000	None	None	$18,000

George J. Rebhan, Trustee	$18,000	None	None	$18,000

1For the fiscal year ended September 30, 2003.
2There are currently numerous portfolios comprising the Trust. For the fiscal year ended September 30, 2003, trustees fees and expenses were not allocated to the Fund.

Board Committees

The Trust has four standing committees: The Audit Committee, Nominating Committee, Qualified Legal Compliance Committee and the Valuation Committee. The Audit Committee is comprised of all of the Independent Trustees. It does not include any interested Trustees. The Audit Committee typically meets once per year with respect to the various series of the Trust. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting. The Audit Committee has not met once with respect to the Fund.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Nominating Committee has not yet met with respect to the Fund. The Independent Trustees comprise the Nominating Committee.

As of September 11, 2003, the Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the Securities and Exchange Commission on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities). The QLCC meets as needed. The QLCC has not yet met with respect to the Fund.

B-14

The Trust’s Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the Administrator’s staff who is knowledgeable about the Fund and at least one Trustee. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees. The Valuation Committee meets as needed. The Valuation Committee has not met with respect to the Fund.

Fund Shares Beneficially Owned by Trustees.   As of December 31, 2003, no Trustee, including the Independent Trustees, beneficially owned shares of the Fund.

Name of Trustee	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Walter E. Auch, Independent Trustee	None	None
Eric M. Banhazl, Interested Trustee	None	None
Donald E. O’Connor, Independent Trustee	None	None
George T. Wofford III, Independent Trustee	None	None
James Clayburn LaForce, Independent Trustee	None	None
George J. Rebhan, Independent Trustee	None	None

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

As of the date of this SAI, there were no principal shareholders nor control persons of the Fund and the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund. Furthermore, neither the Trustees who are “not interested” persons of the Fund, as that term is defined in the 1940 Act, nor members of their immediate family, own securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor. Accordingly, neither the Trustees who are “not interested” persons of the Fund nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the Distributor or any of their affiliates.

The Advisor

Midanek/Pak Advisors, LLC, 1981 North Broadway, Suite 320, Walnut Creek, California, 94596, acts as investment advisor to the Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). Subject to such policies as the Board of Trustees may determine, the Advisor is ultimately responsible for investment decisions for the Fund. Pursuant to the terms of the Advisory Agreement, the Advisor provides the Fund with such investment advice and supervision, as it deems necessary for the proper supervision of the Fund's investments. The Advisor also continuously monitors and maintains the Fund’s social investment criteria and determines from time to time what securities may be purchased by the Fund.

B-15

After the initial two years, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than 60 days’, nor less than 30 days’, written notice when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the Advisor on not more than 60 days’, nor less than 30 days’, written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In approving the Advisory Agreement on behalf of the Fund at a meeting of the Board on _______________________, the full Board, including the Independent Trustees, took into consideration, among other things: (a) the nature and quality of the services to be provided by the Advisor to the Fund; (b) the appropriateness of the fees paid to be by the Fund to the Advisor; (c) the level of Fund expenses; (d) the reasonableness of the potential profitability of the Advisory Agreement to the Advisor; and (e) the nature of the Fund’s investments. Specifically, in fulfilling the requirements outlined in Section 15(c) of the 1940 Act, the Board noted, among other things, that the advisory fees to be paid by the Fund and the proposed expenses of the Fund were reasonable and generally consistent in relation to the relevant peer groups and that the Advisor’s brokerage practices were reasonably efficient. The Board also noted that (a) the Advisor’s staff provided quality investment service to the other similar funds; (b) the Advisor would provide the Fund with a reasonable potential for profitability and (c) that the nature of the Advisor’s investments was acceptable.

Based on their review, the Board concluded that the Advisor had the capabilities, resources and personnel necessary to manage the Fund. The Board also concluded that based on the services to be provided by the Advisor to the Fund and the estimated expenses to be incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable for the Fund.

In consideration of the services to be provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly based on a rate equal to a percentage of the Fund’s average daily net assets specified in the Prospectus. However, the Advisor may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

B-16

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and/or to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the Expense Table (the “expense cap”). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees’ subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.

Service Providers

Pursuant to an Administration Agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (the “Administrator”), acts as administrator for the Fund. The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

USBFS also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements.

U.S. Bank, National Association, an affiliate of USBFS, is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian’s address is 425 Walnut Street, Cincinnati, Ohio, 45202. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.

B-17

Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania, 19103 are the independent public accountants for the Fund whose services include auditing the Fund’s financial statements and the performance of related tax services.

Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th floor, San Francisco, California, 94105, is counsel to the Fund and provides counsel on legal matters relating to the Fund.

Distribution Agreement

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, WI 53202 (the “Distributor”), pursuant to which the Distributor acts as the Fund’s distributor, provides certain administration services and promotes and arranges for the sale of the Fund’s shares. The offering of the Fund’s shares is continuous. The Distributor, Administrator, Transfer Agent and Custodian are affiliated companies. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”).

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions. The Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

B-18

In placing portfolio transactions, the Advisor will use their reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other services in addition to execution services.  The Advisor consider such information, which is in addition to and not in lieu of the services required to be performed by them under their Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the NASD. The Advisor is also a registered broker-dealer and may place portfolio transactions for the Fund with its own registered representatives.

While it is the Fund’s general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor’s overall responsibilities to the Fund. Additionally, the Advisor may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for the Fund are made independently from those of other client accounts that may be managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

B-19

The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Policies and a record of each proxy voted by the Advisor on behalf of a Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has adopted Proxy Voting Policies and Procedures (“Advisor’s Proxy Policies”) which underscores the Advisor’s concern that all proxies voting decisions be made in the best interests of the Fund and that the Advisor will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund.

A general statement of voting policy and specific voting positions has been established by the Advisor. This policy is intended to serve as a guideline and to further the economic value of each security held by the Fund. There will be regular review of this policy. Each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote.

B-20

Where a proxy proposal raises a material conflict between the Advisor’s interests and the Fund’s interests, the Advisor will resolve the conflict by following the policy guidelines or the recommendation of an independent third party.

The Trust is be required to annually file new Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30. Once filed, the Fund’s proxy voting record will be available without charge, upon request, by calling toll-free ____________________ and on the SEC’s web site at www.sec.gov.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

DETERMINATION OF NET ASSET VALUE

The net asset value of the Fund’s shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

B-21

Net Assets	=	Net Asset Value Per Share

Shares Outstanding

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things: 1) the last sale price on the securities exchange, if any, on which a security is primarily traded; 2) the mean between the bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.

The Fund’s securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.

Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

PURCHASE AND REDEMPTION OF FUND SHARES

Detailed information on the purchase and redemption of shares is included in the Fund’s prospectus. Shares of the Fund are sold without a sales charge at the next price calculated after receipt of an order for purchase. In order to purchase shares of the Fund, you must invest the initial minimum investment for the relevant class of shares. However, the Trust reserves the right, in its sole discretion, to waive the minimum initial investment amount for certain investors, or to waive or reduce the minimum initial investment for 401(k)s or other tax-deferred retirement plans. You may purchase shares on any day that the NYSE is open for business by placing orders with the Fund.

B-22

The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or their shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in or has a history of excessive trading (usually defined as more than four transactions out of the Fund within a calendar year). Furthermore, the Trust may suspend the right to redeem its shares or postpone the date of payment upon redemption for more than three business days (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (iii) for such other periods as the SEC may permit for the protection of the Fund’s shareholders.

Redemption in Kind. The Fund does not intend to redeem shares in any form except cash. The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Fund to redeem in-kind redemption requests of a certain amount. Specifically, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net asset value in securities instead of cash.

TAX MATTERS

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund, as a series of the Trust, intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

B-23

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund’s investment policies, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends- received deduction for corporate shareholders. However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

A redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, the Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

B-24

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

This discussion and the related discussion in the Prospectus have been prepared by Fund management, and counsel to the Fund has expressed no opinion in respect thereof.

DIVIDENDS AND DISTRIBUTIONS

The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long- term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax advisor.

Any dividend or distribution paid by the Fund reduces the Fund’s net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

B-25

Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

PERFORMANCE INFORMATION

The Fund will calculate its performance in accordance with the following formulas:

Yield

The yield calculation reflected in the Prospectus is based on a hypothetical account having a balance of exactly one share of a Fund at the beginning of the seven-day period. The base period return is the net change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares but excluding any capital changes. Yield will vary as interest rates and other conditions change. Yields also depend on the quality, length of maturity and type of instruments held and operating expenses of the Fund.

Effective yield is computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

Effective yield = [(base period return + 1) 365/7] - l

The tax equivalent yield of a fund is computed by dividing that portion of the yield of the fund (computed as described above) that is tax-exempt by an amount equal to one minus the stated federal income tax rate (normally assumed to be the maximum applicable marginal tax bracket rate) and adding the result to that portion, if any, of the yield of the Fund that is not tax-exempt.

The Fund’s quotations of average annual total return (after taxes on distributions) and average annual total return (after taxes on distributions and redemptions) are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Average Annual Total Return

Average annual total return quotations used in the Fund’s prospectus are calculated according to the following formula:

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P(1 + T)n = ERV

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ERV” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in the prospectus will be based on rolling calendar quarters. Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions):

The Fund’s quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

P(1 + T)n = ATVD

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVD” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

Average Annual Total Return (after Taxes on Distributions and Redemptions):

The Fund’s quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

P(1 + T)n = ATVDR

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVDR” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

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GENERAL INFORMATION

Advisors Series Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of numerous series of shares of beneficial interest, par value of 0.01 per share. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

With respect to the Fund, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Fund has only one class of shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust’s Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Trust’s Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board of Trustees recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board of Trustees by written notice to the series’ or class’ shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.

B-28

The Trust’s Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

The Boards of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Funds.

FINANCIAL STATEMENTS

As the Fund has recently commenced operations, there are no financial statements available at this time. Shareholders of the Fund will be informed of the Fund’s progress through periodic reports when those reports become available. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.

B-29

APPENDIX “A”
DESCRIPTION OF BOND RATINGS

Standard & Poor’s Ratings Group. A Standard & Poor’s corporate bond rating is a current assessment of the credit worthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligors, such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, unavailability of such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1.	Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.	Nature of and provisions of the obligation.

3.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

AAA - This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances they differ from AAA issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

B-30

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

B-31

NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as “Investment Grade” ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody’s Investors Service, Inc. A brief description of the applicable Moody’s rating symbols and their meanings follows:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.

Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol “1” following the rating.

B-32

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Duff & Phelps, Inc.: AAA -- highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A-- average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators “+” and “-” to the AA and A categories indicate the relative position of a credit within those rating categories.

Fitch Investors Service LLP.: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA --very high credit quality, with very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators “+” and “-” to the AA, A and BBB categories indicate the relative position of credit within those rating categories.

DESCRIPTION OF NOTE RATINGS

A Standard & Poor’s note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

-	Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

-	Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

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-	SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

-	SP-2 Satisfactory capacity to pay principal and interest.

-	SP-3 Speculative capacity to pay principal and interest.

Moody’s Short-Term Loan Ratings - Moody’s ratings for state and municipal short-term obligations will be designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run.

Rating symbols and their meanings follow:

-	MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

-	MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

-	MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

-	MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

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PART C
(Midanek/Pak Ultra Short Duration Fixed Income Fund)

OTHER INFORMATION

Item 22. Exhibits

(a)	Agreement and Declaration of Trust dated October 3, 1996 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and is incorporated herein by reference.

(b)	Bylaws dated October 3, 1996 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and is incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders is incorporated by reference to Registrant’s Declaration of Trust and Bylaws.

(d)	Form of Investment Advisory Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(e)	Form of Distribution Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts is not applicable.

(g)	Form of Custody Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 28, 1997 and is incorporated herein by reference.

(h)	Other Material Contracts

(i)	Form of Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(ii)	Form of Transfer Agent Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(iii)	Form of Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(iv)	Form of Operating Expenses Limitation Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(v)	Power of Attorney was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on June 30, 2003 and is incorporated herein by reference.

(vi)	Form of Shareholder Servicing Plan is to be filed.

(i)	Opinion of Counsel is to be filed.

(j)	Consent of Independent Public Accountants is not applicable.

(k)	Omitted Financial Statements is not applicable.

(l)	Agreement Relating to Initial Capital is not applicable.

(m)	Rule 12b-1 Plan is to be filed.

(n)	Rule 18f-3 Plan is not applicable.

(o)	Reserved.

C-1

(p)	Code of Ethics for Registrant and Advisor was previously filed with Registrant’s Post-Effective Amendment No. 139 to its Registration Statement on Form N-1A (File No. 333-17391) with the SEC on March 29, 2004 and is incorporated herein by reference.

Item 23.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 24.  Indemnification.

Reference is made to Article VII of the Registrant’s Declaration of Trust, Article VI of Registrant’s Bylaws and Paragraph 6 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 25.  Business and Other Connections of the Investment Advisor

With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated March 8, 2004. The Advisor’s Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 26.  Principal Underwriters.

(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	Glenmede Fund, Inc.
AHA Investment Funds	Guinness Atkinson Funds
Allied Asset Advisors Funds	Harding, Loevner Funds, Inc.
Alpine Equity Trust	The Hennessy Funds, Inc.
Alpine Series Trust	The Hennessy Mutual Funds, Inc.
Alpine Income Trust	Jacob Internet Fund
Alternative Investment Advisors	The Jensen Portfolio, Inc.
Brandes Investment Trust	Kirr Marbach Partners, Funds, Inc.
Brandywine Advisors Fund, Inc.	Kit Cole Investment Trust
Brazos Mutual Funds	Light Revolution Fund, Inc.
Buffalo Funds	LKCM Funds
Buffalo Balanced Fund	Masters’ Select Funds
Buffalo High Yield Fund	Matrix Advisors Value Fund, Inc.
Buffalo Large Cap Fund	Monetta Fund, Inc.
Buffalo Small Cap Fund	Monetta Trust
Buffalo U.S.A. Global Fund	MP63 Fund

C-2

CCM Advisors Funds	MUTUALS.com
CCMA Select Investment Trust	NorCap Funds
Country Mutual Funds Trust	Optimum Q Funds
Cullen Funds Trust	Permanent Portfolio
Everest Funds	Professionally Managed Portfolios
First American Funds, Inc.	Prudent Bear Mutual Funds
First American Insurance Portfolios, Inc.	Rainier Funds
First American Investment Funds, Inc.	SEIX Funds, Inc.
First American Strategy Funds, Inc.	TIFF Investment Program, Inc.
FFTW Funds, Inc.	Wexford Trust
Fort Pitt Capital Funds	Zodiac Trust
Fremont Funds

(b)    To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Donna J. Berth	Treasurer	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)    Not applicable.

Item 27.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank, National Association 425 Walnut Street Cincinnati, Ohio 45202
Registrant’s Investment Advisor	Midanek/Pak Advisors, LLC 1981 North Broadway, Suite 320 Walnut Creek, California 94596

C-3

Item 28.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 29.  Undertakings.

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 15th day of July, 2004.

ADVISORS SERIES TRUST

By:	/s/ Eric M. Banhazl*
Eric M. Banhazl
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities and on July 15, 2004.

Signature	Title

Eric M. Banhazl* Eric M. Banhazl	President and Trustee

Walter E. Auch* Walter E. Auch	Trustee

Donald E. O’Connor* Donald E. O’Connor	Trustee

George T. Wofford III* George T. Wofford III	Trustee

George J. Rebhan* George J. Rebhan	Trustee

James Clayburn LaForce* James Clayburn LaForce	Trustee

By /s/ Douglas G. Hess Douglas G. Hess	Treasurer and Principal Financial and Accounting Officer

* By /s/ Douglas G. Hess
Douglas G. Hess
Attorney-in-Fact pursuant to
Power of Attorney.

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EXHIBIT INDEX

Exhibit	Exhibit No.

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